COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 11.7%
	FIXED INCOME - 11.7%
137,200	Counterpoint High Yield Trend ETF(a)	$ 2,930,592
3,771,628	iShares Broad USD High Yield Corporate Bond ETF	139,625,668
978,771	iShares iBoxx $ High Yield Corporate Bond ETF	78,272,317
	TOTAL EXCHANGE-TRADED FUNDS (Cost $219,945,172)	220,828,577

	OPEN END FUNDS — 78.5%
	FIXED INCOME - 78.5%
1,000	BlackRock Floating Rate Income Fund, Institutional Class	9,320
97,692,201	BlackRock High Yield Portfolio, Institutional Class	696,545,393
9,653	BrandywineGLOBAL Corporate Credit Fund, Class I	99,324
1,000	BrandywineGLOBAL Corporate Credit Fund, Class IS	10,280
1,000	BrandywineGLOBAL High Yield Fund, Class I	9,920
1,000	Eaton Vance Income Fund of Boston, Institutional Class	5,210
11,468	Federated Hermes Institutional High Yield Bond Fund, Class IS	102,064
1,000	Fidelity Advisor Floating Rate High Income Fund, Class I	8,970
1,000	Fidelity High Income Fund, Class I	8,150
1,000	Fidelity High Income Fund, Class Z	8,150
1,000	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	8,390
1,000	Ivy High Income Fund, Class I	5,740
1,000	JPMorgan High Yield Fund, Class I	6,520
1,808	Lord Abbett Floating Rate Fund, Class I	14,482
1,000	Lord Abbett High Yield Fund, Class I	6,320
1,000	MainStay MacKay High Yield Corporate Bond Fund, Class I	5,150
1,000	Nuveen High Yield Fund, Institutional Class	8,870
120,437,734	PGIM High Yield Fund, Class Z	578,101,123
24,734,936	PIMCO High Yield Fund, Institutional Class	198,374,187
1,000	Principal High Yield Fund, Institutional Class	6,600
1,000	T Rowe Price High Yield Fund, Inc., Class I	5,920
601,000	Transamerica High Yield Bond, Class I	4,862,090
	TOTAL OPEN END FUNDS (Cost $1,475,055,958)	1,478,212,173

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 7.1%
	U.S. TREASURY BILLS — 7.1%
75,000,000	United States Treasury Bill(b),(c),(d)	3.6500	09/03/26	$ 74,514,000
60,000,000	United States Treasury Note	3.6250	08/31/27	59,662,500
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $134,590,410)			134,176,500

Shares
	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
15,645,469	Goldman Sachs Financial Square Government Fund, Class FST, 3.53% (Cost $15,645,469)(e)			15,645,469

	TOTAL INVESTMENTS - 98.1% (Cost $1,845,237,009)			$ 1,848,862,719
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.9%			35,179,660
	NET ASSETS - 100.0%			$ 1,884,042,379

ETF	- Exchange-Traded Fund

(a)	Affiliated investment.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $993,520. Non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $1,014,535.
(c)	Zero coupon bond. Rate shown is discount rate.
(d)	All or a portion of this security is pledged as collateral. As of June 30, 2026, the fair value of the pledged portion is $29,805,600.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2026.

COUNTERPOINT TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

CREDIT DEFAULT SWAP
		Payement	Buy/Sell	Fixed Rate	Maturity	Notional	Premiums	Fair	Unrealized
Description	Counterparty	Frequency	Protection	Received	Date	Amount	Paid (Received)	Value*	Appreciation
CDX North American High Yield Index Version 2, Series 46 **	Wells Fargo	Quarterly	Sell	5.00%	6/20/2031	$ 158,400,000	$ 8,178,632	$ 13,020,306	$ 4,841,674

* Includes interest receivable.
** The underlying holdings of this security can be found at https://www.spglobal.com/spdji/en/documents/index-news-and-announcements/CDX.NA.HY.46-V2.pdf

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 22.5%
	ADVERTISING & MARKETING - 0.1%
26,171	Trade Desk, Inc. (The), Class A(a)	$ 473,172

	AEROSPACE & DEFENSE - 0.7%
50,485	Amprius Technologies, Inc.(a)	699,722
403	Elbit Systems Ltd.	305,764
2,305	FTAI Aviation Ltd.	623,572
869	General Dynamics Corporation	307,835
37,661	Intuitive Machines, Inc.(a),(b)	805,569
999	L3Harris Technologies, Inc.	290,299
94,019	Ondas, Inc.(a),(b)	774,717
63,791	Unusual Machines Inc(a),(b)	1,422,539
		5,230,017
	APPAREL & TEXTILE PRODUCTS - 0.1%
17,458	Capri Holdings Ltd.(a)	324,195
5,932	Deckers Outdoor Corporation(a)	588,988
		913,183
	ASSET MANAGEMENT - 0.0%(c)
8,202	Icahn Enterprises, L.P.	59,136

	AUTOMOTIVE - 0.5%
26,613	Adient PLC(a)	489,147
48,788	Dauch Corporation(a)	264,431
22,860	Ford Motor Company	317,754
17,638	Fox Factory Holding Corporation(a)	298,876
7,509	General Motors Company	578,794
85,974	Goodyear Tire & Rubber Company (The)(a)	567,428
169,464	indie Semiconductor, Inc., Class A(a),(b)	760,893
		3,277,323
	BANKING - 0.4%
5,920	Bank of America Corporation	337,322
22,797	Eagle Bancorp, Inc.	647,206
12,369	First Horizon Corporation	317,141
16,748	Horizon Bancorp, Inc.	334,625
16,553	OceanFirst Financial Corporation	323,280

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 22.5% (Continued)
	BANKING - 0.4% (Continued)
6,859	OFG Bancorp	$ 336,571
7,838	Univest Financial Corporation	342,913
1,991	Wintrust Financial Corporation	319,994
		2,959,052
	BEVERAGES - 0.1%
1,652	Boston Beer Company, Inc. (The), Class A(a),(b)	292,454
5,759	PepsiCo, Inc.	779,768
		1,072,222
	BIOTECH & PHARMA - 0.3%
633	Eli Lilly & Company	759,239
3,005	Jazz Pharmaceuticals PLC(a)	724,115
42,537	Viatris, Inc.	675,488
4,850	Zoetis, Inc.	348,521
		2,507,363
	CABLE & SATELLITE - 0.1%
5,116	EchoStar Corporation, Class A(a),(b)	519,274
46,791	Liberty Global Ltd., Class A(a)	532,014
		1,051,288
	CHEMICALS - 0.2%
5,180	Celanese Corporation	238,280
23,803	FMC Corporation	273,735
20,268	Huntsman Corporation	215,246
4,068	LyondellBasell Industries N.V., Class A	214,180
33,894	Mativ Holdings, Inc.	256,578
5,048	Methanex Corporation	232,965
		1,430,984
	COMMERCIAL SUPPORT SERVICES - 0.3%
40,576	AMN Healthcare Services, Inc.(a)	1,313,444
28,528	CoreCivic, Inc.(a)	866,681
17,732	Target Hospitality Corporation(a)	361,024
		2,541,149
	CONTAINERS & PACKAGING - 0.1%
136,732	Ardagh Metal Packaging S.A.	648,110

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 22.5% (Continued)
	CONTAINERS & PACKAGING - 0.1% (Continued)
33,929	O-I Glass, Inc.(a)	$ 326,736
		974,846
	E-COMMERCE DISCRETIONARY - 0.1%
34,898	RealReal, Inc. (The)(a)	411,447

	ELECTRIC UTILITIES - 0.2%
7,780	Avista Corporation	318,280
11,098	Enlight Renewable Energy Ltd.(a),(b)	987,944
		1,306,224
	ELECTRICAL EQUIPMENT - 0.5%
2,195	AAON, Inc.	278,458
2,696	Advanced Energy Industries, Inc.	1,005,257
11,313	Cognex Corporation	819,287
281	GE Vernova, Inc.	330,136
13,624	Ralliant Corporation	1,003,135
		3,436,273
	ENGINEERING & CONSTRUCTION - 0.3%
10,676	AECOM	745,185
9,682	Centuri Holdings, Inc.(a)	292,784
1,657	Dycom Industries, Inc.(a)	837,762
361	Sterling Infrastructure, Inc.(a)	303,009
		2,178,740
	FOOD - 0.5%
72,150	BellRing Brands, Inc.(a)	933,620
4,822	Darling Ingredients, Inc.(a)	263,378
38,993	Dole PLC	534,984
5,990	J M Smucker Company (The)	673,875
26,491	Simply Good Foods Company (The)(a)	351,800
		2,757,657
	GAS & WATER UTILITIES - 0.1%
3,839	American States Water Company	317,216
9,969	Consolidated Water Company Ltd.	294,086
6,457	NiSource, Inc.	307,030
		918,332

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 22.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.2%
23,483	Acadia Healthcare Company, Inc.(a)	$ 693,453
65,332	Brookdale Senior Living, Inc.(a)	1,051,192
1,675	Cardinal Health, Inc.	397,913
2,917	Cencora, Inc.	825,453
22,520	Centene Corporation(a)	1,445,558
7,941	CVS Health Corporation	821,496
34,306	Fulgent Genetics, Inc.(a)	703,959
996	Humana, Inc.	395,631
14,036	Privia Health Group, Inc.(a)	361,146
22,172	Surgery Partners, Inc.(a)	372,490
147,677	Teladoc Health, Inc.(a),(b)	1,252,301
		8,320,592
	HOME & OFFICE PRODUCTS - 0.2%
238,255	Newell Brands, Inc.	1,462,886

	HOME CONSTRUCTION - 0.2%
22,492	Interface, Inc.	806,113
6,729	LGI Homes, Inc.(a)	428,503
3,068	Mohawk Industries, Inc.(a)	372,240
		1,606,856
	HOUSEHOLD PRODUCTS - 0.1%
14,051	Helen of Troy Ltd.(a)	408,463

	INDUSTRIAL INTERMEDIATE PROD - 0.1%
7,805	Gibraltar Industries, Inc.(a)	352,006
2,551	Timken Company (The)	370,711
3,533	Xometry, Inc., Class A(a)	341,005
		1,063,722
	INDUSTRIAL SUPPORT SERVICES - 0.1%
16,437	Resideo Technologies, Inc.(a)	511,191

	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
14,282	Jefferies Financial Group, Inc.	713,814

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 22.5% (Continued)
	INSURANCE - 0.2%
1,847	Cincinnati Financial Corporation	$ 341,954
7,051	Horace Mann Educators Corporation	364,184
3,817	MetLife, Inc.	322,956
2,799	Reinsurance Group of America, Inc.	595,207
		1,624,301
	INTERNET MEDIA & SERVICES - 0.2%
2,442	Expedia Group, Inc.(b)	624,859
82,772	Marqeta, Inc., Class A(a)	336,054
112,706	Opendoor Technologies, Inc.(a),(b)	520,702
		1,481,615
	LEISURE FACILITIES & SERVICES - 0.7%
36,941	Bloomin' Brands, Inc.	337,641
44,563	Caesars Entertainment, Inc.(a)	1,344,912
6,994	Cava Group, Inc.(a),(b)	548,889
16,675	Las Vegas Sands Corporation	770,218
58,615	Penn Entertainment, Inc.(a)	1,252,016
54,212	Super Group SGHC Ltd.	734,573
3,347	Wynn Resorts Ltd.(b)	324,960
		5,313,209
	LEISURE PRODUCTS - 0.0%(d)
4,647	Polaris, Inc.	318,041

	MACHINERY - 0.8%
17,232	Astec Industries, Inc.	1,054,426
13,158	CECO Environmental Corporation(a)	1,193,957
9,098	Enerpac Tool Group Corporation	326,254
3,881	Graco, Inc.	293,442
16,317	Ichor Holdings Ltd.(a)	1,832,074
24,828	Kennametal, Inc.	870,221
1,544	Regal Rexnord Corporation	367,765
988	Watts Water Technologies, Inc., Class A	386,753
		6,324,892
	MEDICAL EQUIPMENT & DEVICES - 0.8%
3,561	Abbott Laboratories	323,125

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 22.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.8% (Continued)
476	ABIOMED, Inc. - CVR(a),(j)	$ 486
2,589	Agilent Technologies, Inc.	343,897
44,574	Azenta, Inc.(a)	1,137,528
134,954	Butterfly Network, Inc.(a)	1,136,313
16,510	Castle Biosciences, Inc.(a)	393,764
28,977	Dentsply Sirona, Inc.	307,446
24,787	Enovis Corporation(a)	513,091
6,892	Inspire Medical Systems, Inc.(a)	307,452
66,849	Novocure Ltd.(a)	1,012,762
21,308	Tactile Systems Technology, Inc.(a)	634,552
		6,110,416
	METALS & MINING - 1.2%
11,586	Century Aluminum Company(a)	533,072
34,639	Coeur Mining, Inc.	565,308
167,899	Denison Mines Corporation(a)	513,771
92,148	Endeavour Silver Corporation(a)	762,985
47,281	Energy Fuels, Inc.(a),(b)	685,575
207,527	Ferroglobe PLC	659,936
14,283	Gold.com, Inc.	594,316
29,365	Hudbay Minerals, Inc.	693,308
81,261	Lithium Argentina A.G.(a)	672,028
12,004	McEwen Mining, Inc.(a),(b)	217,633
4,895	MP Materials Corporation(a),(b)	274,169
5,661	Newmont Corporation	528,737
158,571	Standard Lithium Ltd.(a)	436,070
41,607	SunCoke Energy, Inc.	334,936
95,461	Trekor Metals Ltd.(a)	656,772
12,114	USA Rare Earth, Inc.(a)	261,420
		8,390,036
	OIL & GAS PRODUCERS - 0.5%
8,085	Antero Resources Corporation(a)	284,107
32,124	ARKO Petroleum Corporation	605,538
16,517	CVR Energy, Inc.	454,878
7,181	Delek US Holdings, Inc.	364,867

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 22.5% (Continued)
	OIL & GAS PRODUCERS - 0.5% (Continued)
9,126	Kinder Morgan, Inc.	$ 291,758
191,885	Kosmos Energy Ltd.(a)	404,877
5,510	MPLX, L.P.	310,378
13,526	Northern Oil & Gas, Inc.	245,497
12,990	Plains GP Holdings, L.P., Class A	315,267
780	Texas Pacific Land Corporation	341,359
42,285	Vermilion Energy, Inc.	396,210
75,872	W&T Offshore, Inc.(b)	238,997
		4,253,733
	OIL & GAS SERVICES & EQUIPMENT - 0.5%
16,588	Atlas Energy Solutions, Inc.(b)	275,527
98,850	Borr Drilling Ltd.(a),(b)	408,251
19,305	Liberty Energy, Inc., Class A	505,598
82,785	Oil States International, Inc.(a)	663,107
4,249	Solaris Energy Infrastructure, Inc., Class A	341,875
68,040	TETRA Technologies, Inc.(a)	770,892
130,150	Transocean Ltd.(a)	636,434
		3,601,684
	PUBLISHING & BROADCASTING - 0.1%
193,684	Gray Media, Inc.	768,925
11,208	News Corporation, Class A	278,295
		1,047,220
	RENEWABLE ENERGY - 0.8%
20,322	Ameresco, Inc., Class A(a),(b)	560,887
303,520	Ballard Power Systems, Inc.(a)	1,180,694
36,622	Fluence Energy, Inc.(a),(b)	728,045
17,793	FuelCell Energy, Inc.(a)	640,726
83,799	Plug Power, Inc.(a),(b)	227,095
18,443	SolarEdge Technologies, Inc.(a),(b)	1,077,809
89,127	T1 Energy, Inc.(a),(b)	844,924
		5,260,180
	RETAIL - CONSUMER STAPLES - 0.2%
33,599	Albertsons Companies, Inc., Class A	454,594
295	Costco Wholesale Corporation	275,964

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 22.5% (Continued)
	RETAIL - CONSUMER STAPLES - 0.2% (Continued)
4,755	Dollar General Corporation	$ 547,348
4,467	Kroger Company (The)	248,053
		1,525,959
	RETAIL - DISCRETIONARY - 0.4%
5,326	Best Buy Company, Inc.	404,137
25,481	Kohl's Corporation	451,523
19,117	Monro, Inc.(b)	327,092
121,254	Petco Health & Wellness Company, Inc.(a)	329,811
6,432	Signet Jewelers Ltd.	554,438
6,901	Victoria's Secret & Company(a)	576,096
		2,643,097
	SEMICONDUCTORS - 2.5%
2,735	Advanced Micro Devices, Inc.(a)	1,588,790
24,712	Alpha & Omega Semiconductor Ltd.(a)	1,169,619
10,638	Ambarella, Inc.(a),(b)	912,740
12,084	Amkor Technology, Inc.	1,042,003
4,840	Astera Labs, Inc.(a)	2,337,818
1,812	Broadcom, Inc.	684,483
8,558	Kulicke & Soffa Industries, Inc.	1,144,718
5,798	Lattice Semiconductor Corporation(a)	886,862
1,558	Micron Technology, Inc.	1,798,385
2,430	MKS, Inc.	1,080,864
15,594	Navitas Semiconductor Corporation(a),(b)	279,444
100,591	POET Technologies, Inc.(a)	1,034,075
1,663	SiTime Corporation(a)	1,239,866
7,669	Synaptics, Inc.(a),(b)	952,720
1,862	Teradyne, Inc.	900,910
9,055	Ultra Clean Holdings, Inc.(a)	1,291,152
		18,344,449
	SOFTWARE - 1.1%
131,534	ACV Auctions, Inc., Class A(a)	945,728
92,371	Asana, Inc., Class A(a),(b)	646,597
6,313	Bandwidth, Inc., Class A(a)	399,613
5,025	Digi International, Inc.(a)	376,624

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 22.5% (Continued)
	SOFTWARE - 1.1% (Continued)
17,613	Fastly, Inc., Class A(a)	$ 323,375
5,831	Hinge Health, Inc.(a)	483,973
5,660	IonQ, Inc.(a),(b)	301,452
4,904	JFrog Ltd.(a)	445,676
8,233	Monday.com Ltd.(a)	595,987
1,532	Nebius Group N.V., Class A(a)	423,092
1,397	Palo Alto Networks, Inc.(a)	476,405
6,240	PDF Solutions, Inc.(a)	441,730
10,300	SPS Commerce, Inc.(a)	588,851
21,517	Teradata Corporation(a)	745,563
63,251	Verra Mobility Corporation(a)	268,817
48,583	Vertex, Inc., Class A(a)	557,733
		8,021,216
	SPECIALTY FINANCE - 0.9%
7,231	Ally Financial, Inc.	332,264
8,096	Encore Capital Group, Inc.(a)	755,276
22,604	EZCORP, Inc., Class A(a)	781,420
4,555	First American Financial Corporation	312,427
66,828	Flywire Corporation(a)	1,174,169
60,193	Happen, Inc.(a)	1,248,404
3,495	PennyMac Financial Services, Inc.(b)	304,415
32,416	PRA Group, Inc.(a)	615,580
105,714	Redwood Trust, Inc.	501,084
		6,025,039
	STEEL - 0.2%
95,880	Cleveland-Cliffs, Inc.(a)	900,313
22,935	Mechel PJSC - ADR(a)(j)	–
1,315	Nucor Corporation	292,916
		1,193,229
	TECHNOLOGY HARDWARE - 1.4%
20,275	ADTRAN Holdings, Inc.(a)	281,823
4,498	Arista Networks, Inc.(a)	764,120
143,337	Corsair Gaming, Inc.(a)	1,386,069
7,526	Credo Technology Group Holding Ltd.(a)	2,046,695

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 22.5% (Continued)
	TECHNOLOGY HARDWARE - 1.4% (Continued)
36,640	Extreme Networks, Inc.(a)	$ 1,186,037
1,893	InterDigital, Inc.(b)	535,965
64,992	Kopin Corporation(a),(b)	291,164
26,188	LightPath Technologies, Inc., Class A(a),(b)	428,174
314	Lumentum Holdings, Inc.(a)	269,431
1,267	Motorola Solutions, Inc.	526,172
25,622	NETGEAR, Inc.(a)	598,274
4,261	Sanmina Corporation(a)	1,078,374
20,021	Sonos, Inc.(a)	270,884
35,872	Stratasys Ltd.(a)	307,064
		9,970,246
	TECHNOLOGY SERVICES - 2.0%
4,836	Accenture PLC, Class A	601,792
5,381	Amdocs Ltd.	271,956
2,778	Automatic Data Processing, Inc.	622,133
2,179	Broadridge Financial Solutions, Inc.	298,414
6,579	Cognizant Technology Solutions Corporation, Class A	254,805
13,201	Core Scientific, Inc.(a)	337,814
9,365	CoStar Group, Inc.(a)	265,217
86,375	DXC Technology Company(a)	764,419
3,491	EPAM Systems, Inc.(a),(b)	277,011
4,496	Euronet Worldwide, Inc.(a)	329,062
20,207	EVERTEC, Inc.	561,350
30,110	ExlService Holdings, Inc.(a)	778,645
19,460	Fidelity National Information Services, Inc.	756,605
16,155	Fiserv, Inc.(a)	792,403
3,682	Gartner, Inc.(a),(b)	477,261
10,479	Genpact Ltd.	288,173
1,450	International Business Machines Corporation	407,755
2,195	Jack Henry & Associates, Inc.	302,339
14,998	John Wiley & Sons, Inc., Class A(b)	727,553
2,455	Leidos Holdings, Inc.	252,791
21,947	LiveRamp Holdings, Inc.(a)	826,084
1,136	Mastercard, Inc., Class A	583,450

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 22.5% (Continued)
	TECHNOLOGY SERVICES - 2.0% (Continued)
5,230	MAXIMUS, Inc.	$ 281,165
90,653	Pagseguro Digital Ltd., Class A(b)	820,409
35,534	Remitly Global, Inc.(a)	796,316
54,628	TaskUS, Inc., Class A(b)	255,659
21,276	Toast, Inc., Class A(a)	591,898
1,870	Visa, Inc., Class A	641,578
63,428	Western Union Company (The)(b)	488,396
		14,652,453
	TELECOMMUNICATIONS - 0.4%
4,176	AST SpaceMobile, Inc.(a),(b)	371,079
7,825	BlackSky Technology, Inc.(a),(b)	218,474
11,965	IDT Corporation, Class B	695,884
83,094	Lumen Technologies, Inc.(a)	638,162
2,693	T-Mobile US, Inc.	451,697
		2,375,296
	TOBACCO & CANNABIS - 0.0%(d)
4,224	Altria Group, Inc.	303,917

	TRANSPORTATION & LOGISTICS - 0.8%
51,543	Costamare, Inc.	722,632
17,092	DHT Holdings, Inc.	282,531
1,617	FedEx Corporation	506,331
808	Fedex Freight Holding Company, Inc.(a)	122,008
33,550	Forward Air Corporation(a)	453,261
16,490	Frontline PLC(b)	573,687
24,852	Genco Shipping & Trading Ltd.	615,833
2,095	Kirby Corporation(a)	284,857
37,406	Pangaea Logistics Solutions Ltd.	243,139
3,692	Scorpio Tankers, Inc.	255,708
52,686	SFL Corp Ltd.	537,397
24,712	Star Bulk Carriers Corporation	617,059
11,349	World Kinect Corporation(b)	373,836
		5,588,279

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares				Fair Value
	COMMON STOCKS — 22.5% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.1%
10,867	Sysco Corporation			$ 908,264

	WHOLESALE - DISCRETIONARY - 0.1%
9,054	Copart, Inc.(a)			255,232
10,509	G-III Apparel Group Ltd.			354,259
				609,491

	TOTAL COMMON STOCKS (Cost $139,915,087)			163,472,194

	EXCHANGE-TRADED FUNDS — 32.4%
	EQUITY - 32.4%
1,563,616	Counterpoint Quantitative Equity ETF(d)			81,245,487
205,717	iShares Core S&P 500 ETF			154,059,404
	TOTAL EXCHANGE-TRADED FUNDS (Cost $199,984,103)			235,304,891
Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 12.9%
	U.S. TREASURY BILLS — 12.9%
30,000,000	United States Treasury Bill(e)	3.6500	09/03/26	29,805,600
65,000,000	United States Treasury Bill(b),(e)	3.6500	11/27/26	63,987,864
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $93,836,976)			93,793,464

Shares		Expiration Date	Exercise Price
	WARRANT — 0.0%(c)
	E-COMMERCE DISCRETIONARY — 0.0%(c)
9,696	Bed Bath & Beyond, Inc.	10/08/2026	$ 15.50	$ 4,073

	INTERNET MEDIA & SERVICES — 0.0%(c)
2,100	Opendoor Technologies, Inc. Series K Warrants	11/23/2026	9.00	1,039
2,100	Opendoor Technologies, Inc. Series A Warrants	11/23/2026	13.00	594
2,100	Opendoor Technologies, Inc. Series Z Warrants	11/23/2026	17.00	504
				2,137

	TOTAL WARRANT (Cost $38,941)			6,210

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

	SHORT-TERM INVESTMENTS — 24.6%
	COLLATERAL FOR SECURITIES LOANED - 1.0%
2,000,000	BlackRock Liquidity FedFund, Institutional Class, 3.64%(f),(g)					$ 2,000,000
1,456,920	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 3.66%(f),(g)					1,456,920
2,000,000	Invesco Government & Agency Portfolio, Institutional Class, 3.64%(f),(g)					2,000,000
2,000,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 3.66%(f),(g)					2,000,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,456,920)					7,456,920

	MONEY MARKET FUNDS - 23.6%
171,535,765	Fidelity Treasury Portfolio, Class I, 3.55%(g) (Cost $171,535,765)					171,535,765

	TOTAL SHORT-TERM INVESTMENTS (Cost $178,992,685)					178,992,685

Contracts(h)
	FUTURE OPTIONS PURCHASED - 0.4%C	Counterparty	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.4%
160	CME E-Mini Standard & Poor's 500 Index Future	Goldman Sachs	09/18/2026	$ 7,075	$ 60,386,000	$ 658,000
500	CME E-Mini Standard & Poor's 500 Index Future	Goldman Sachs	09/18/2026	7,100	188,706,250	2,150,000
						2,808,000

	TOTAL INVESTMENTS - 92.8% (Cost $616,134,152)					$ 674,377,444
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.2%					52,068,583
	NET ASSETS - 100.0%					$ 726,446,027

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Counterparty	Long/Short	Expiration	Notional Amount(i)	Value and Unrealized Appreciation
225	CME E-Mini Standard & Poor's 500 Index Future	Goldman Sachs	Long	09/21/2026	$ 84,917,813	$ 537,738
	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2026 was $22,829,165.
(c)	Percentage rounds to less than 0.1%.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

(d)	Affiliated investment.
(e)	Zero coupon bond. Rate shown is discount rate.
(f)	Security was purchased with cash received as collateral for securities on loan at June 30, 2026. Total collateral had a value of $7,456,920 at June 30, 2026. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $15,294,964.
(g)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(h)	Each contract is equivalent to one futures contract.
(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(j)	The fair value of this security has been determined in good faith pursuant to valuation policies established by the Board of Trustees.
(k)	All or a portion of this security is pledged as collateral for total return swaps. As of June 30, 2026, the fair value of the pledged portion is 85,918,034.

COUNTERPOINT TACTICAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

TOTAL RETURN SWAPS
	Payment				Number Of	Maturity	Notional	Upfront	Unrealized
Description/Received	Frequency	Currency	Rate Paid*	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan International Long/Short Index Basket**	Maturity	USD	1.30%	JP Morgan	831,400	1/21/2027	$ 97,481,299	$ -	$ 5,367,045
JP Morgan International Long/Short Index Basket 2**	Maturity	USD	1.38%	JP Morgan	1,233,400	1/21/2027	133,588,697	-	774,200
JP Morgan International Long/Short Index Basket 3**	Maturity	USD	1.47%	JP Morgan	1,216,800	1/21/2027	134,013,194	-	15,471,903
JP Morgan International Long/Short Index Basket 4**	Maturity	USD	1.78%	JP Morgan	417,000	1/21/2027	40,670,429	-	3,017,410
JP Morgan U.S. Long/Short Index Basket**	Maturity	USD	2.03%	JP Morgan	490,000	1/21/2027	42,544,637	-	5,669,746
JP Morgan U.S. Long/Short Index Basket 2**	Maturity	USD	1.32%	JP Morgan	901,600	1/21/2027	79,495,285	-	(3,769,720)
JP Morgan U.S. Long/Short Index Basket 3**	Maturity	USD	1.73%	JP Morgan	298,000	1/21/2027	27,153,143	-	(1,880,031)
Morgan Stanley International Counterpoint Index **	Maturity	USD	1.39%	Morgan Stanley	710,000	4/8/2027	70,017,211	-	(1,608,711)
Morgan Stanley U.S. Counterpoint Index **	Maturity	USD	1.31%	Morgan Stanley	457,500	4/8/2027	48,597,525	-	(226,050)
State Street SPDR S&P 500 ETF Trust	Maturity	USD	OBFR + 0.55%	JP Morgan	350,000	4/9/2029	235,859,020	-	25,510,480
									48,326,272

	Payment				Number Of	Maturity	Notional	Upfront	Unrealized
Description/Paid	Frequency	Currency	Rate Received*	Counterparty	Contracts	Date	Amount	Payments/Receipts	Appreciation/(Depreciation)
JP Morgan U.S. Short Index Basket**	Maturity	USD	OBFR - 1.60%	JP Morgan	770,986	1/21/2027	57,516,321	-	(4,995,889)
JP Morgan U.S. Short Index Basket 2**	Maturity	USD	OBFR - 1.21%	JP Morgan	1,120,326	1/21/2027	83,525,508	-	(16,933,107)
									$ (21,928,996)

									$ 26,397,276
OBFR - Overnight Bank Funding Rate
* Rate shown is the all in weighted rate as of June 30, 2026.
** The underlying holdings of this security can be found at https://counterpointfunds.com/tactical-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 8.6%
	FIXED INCOME - 8.6%
480,938	VanEck High Yield Muni ETF	$ 24,773,116
	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,363,976)
	OPEN END FUNDS — 89.9%
	FIXED INCOME - 89.9%
1,000	AB High Income Municipal Portfolio, Advisor Class	10,390
100	American Century High-Yield Municipal Fund, Class I	883
7,485,978	American High-Income Municipal Bond Fund, Class F-3	116,257,236
100	Delaware National High-Yield Municipal Bond Fund, Institutional Class	987
100	Eaton Vance High Yield Municipal Income Fund, Class I	822
100	Franklin High Yield Tax-Free Income Fund, Advisor Class	906
1,000	Goldman Sachs High Yield Municipal Fund, Institutional Class	9,170
6,964,576	Invesco AMT-Free Municipal Fund, Class Y	47,219,825
1,000	Invesco High Yield Municipal Fund, Class Y	8,400
1,000	Invesco Rochester Municipal Opportunities Fund, Class Y	6,650
672,179	Nuveen High Yield Municipal Bond Fund, Class I	9,760,043
100	PGIM Muni High Income Fund, Class Z	952
1,000	PIMCO High Yield Municipal Bond Fund, Institutional Class	8,470
945	Russell Tax Exempt High Yield Bond Fund, Class S	9,283
7,721,364	T Rowe Price Tax-Free High Yield Fund, Inc., Class I	87,328,632
	TOTAL OPEN END FUNDS (Cost $256,400,066)	260,622,649

	TOTAL INVESTMENTS - 98.5% (Cost $280,764,042)	$ 285,395,765
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.5%	4,275,055
	NET ASSETS - 100.0%	$ 289,670,820

ETF	- Exchange-Traded Fund